Reverse Recapitalization (Details) - Schedule of Business Combination of Consolidated Statements of Cash Flow and Stockholders’ Deficit - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule Of Business Combination Of Consolidated Statements Of Cash Flow And Stockholders Deficit Abstract
Cash-trust and cash, net of redemptions		$ 2,714,091
Less: transaction costs, promissory note and professional fees, paid		(7,350,088)
Proceeds from pipe subscription		15,000,000
Net proceeds from the Business Combination		10,364,003
Less: liabilities assumed		(12,041,595)
Reverse recapitalization, net	$ (1,677,592)	$ (1,677,592)